Disclosure of Maturity Analysis for Financial Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows		$ 7,150	$ 7,150
Bank borrowings, undiscounted cash flows		1,958	753
Intercompany borrowings, undiscounted cash flows	[1]	1,126
Other borrowings, undiscounted cashflows		2	3
Lease liabilities, undiscounted cash flows		341	351
Trade and other payables, undiscounted cash flows		732	863
Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		1,785	1,903
Bank borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		86	32
Intercompany borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	[1]	225
Other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows			1
Within the first year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows		0	0
Bank borrowings, undiscounted cash flows		1,958	0
Intercompany borrowings, undiscounted cash flows	[1]	0
Other borrowings, undiscounted cashflows		1	1
Lease liabilities, undiscounted cash flows		14	19
Trade and other payables, undiscounted cash flows		630	767
Within the first year [member] | Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		346	306
Within the first year [member] | Bank borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		86	20
Within the first year [member] | Intercompany borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	[1]	0
Within the first year [member] | Other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows			0
In the second year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows		0	0
Bank borrowings, undiscounted cash flows		0	753
Intercompany borrowings, undiscounted cash flows	[1]	0
Other borrowings, undiscounted cashflows		1	1
Lease liabilities, undiscounted cash flows		16	15
Trade and other payables, undiscounted cash flows		31	24
In the second year [member] | Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		346	310
In the second year [member] | Bank borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		0	12
In the second year [member] | Intercompany borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	[1]	0
In the second year [member] | Other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows			1
In the third to fifth year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows		3,300	2,600
Bank borrowings, undiscounted cash flows		0	0
Intercompany borrowings, undiscounted cash flows	[1]	0
Other borrowings, undiscounted cashflows		0	1
Lease liabilities, undiscounted cash flows		20	21
Trade and other payables, undiscounted cash flows		32	42
In the third to fifth year [member] | Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		773	823
In the third to fifth year [member] | Bank borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		0	0
In the third to fifth year [member] | Intercompany borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	[1]	169
In the third to fifth year [member] | Other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows			0
Over the fifth year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows		3,850	4,550
Bank borrowings, undiscounted cash flows		0	0
Intercompany borrowings, undiscounted cash flows	[1]	1,126
Other borrowings, undiscounted cashflows		0	0
Lease liabilities, undiscounted cash flows		291	296
Trade and other payables, undiscounted cash flows		39	30
Over the fifth year [member] | Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		320	464
Over the fifth year [member] | Bank borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows		0	0
Over the fifth year [member] | Intercompany borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	[1]	$ 56
Over the fifth year [member] | Other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows			$ 0

[1]	Assumes the Company elects payment-in-kind interest in the first two years and hence capitalization of interest to the principal.